Derivative Financial Asset	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Asset
14.	DERIVATIVE FINANCIAL ASSET
On April 1, 2019, two subsidiaries of the Group entered into “Upside Participation and Profit Distribution Agreements” (the “Agreements”) with a counterparty in relation to the movement of the share price of the entirety of the listed shares of Investment A (Note 13) that the Group owns (“Underlying Assets”). The Agreements have an original term of 12 months and can be extended for any further period or terminated at any time upon mutual agreement of the contracting parties. Pursuant to the Agreements:

(a)
The counterparty is entitled to 25% (the “Sharing Percentage”) of the gain of the Underlying Assets if the quoted market price or disposal price of the Underlying Assets is higher than HK$8.1 per share (the “Underlying Price”);

(b)	The counterparty shall pay a sum equivalent to the loss if the quoted market price or disposal price of the Underlying Assets is lower than Underlying Price (“Participation Cost”); and

(c)
Dividend or cash distributions generated from the Underlying Assets during the term of the Agreements shall be received by the Group for its sole benefit and shall not be included in the computation of the Profit or the Participation Cost.

Further addendums to the Agreements were entered into on June 30, July 1, September 30 and December 31, 2019, March 31, June 26, June 30, September 30 and December 31, 2020 (the “Addendums”), where:

•
On June 30, 2019, the term of the Agreements was modified from 12 months to 3 months and could be roll-forward for an additional three-month period upon mutual agreement between the contracting parties provided that the Underlying Assets are not fully disposed by the Group on the termination date.

•
On July 1, 2019, the Agreements were extended for a
3-month
period to September 30, 2019 and the Underlying Price was modified from HK$
8.1
to HK$
9.0
and the Sharing Percentage was modified from 25% to 40%.

•	On September 30 and December 31, 2019 and March 31, 2020, the Agreements were extended for another three-month period and thus lastly to June 30, 2020.

•
On June 26, 2020, the underlying listed shares have been partially sold, in which
176,766,469
underlying shares were sold to the counterparty at the disposal price of HK$
5.5
per share, and HK$
618,682,641
was paid by the counterparty to settle
176,766,469
notional of the derivatives reflecting the difference between disposal price and Underlying Price. Accordingly, corresponding revisions were made to the Agreements to reflect the reduction in the number of underlying listed shares.

•	On June 30 and September 30, the Agreements were further extended for an additional three months period and thus till December 31, 2020.

•	On October 27, 2020, the Agreements were novated by the original counterparty to an external third party.

•	On December 31, 2020 and March 31, 2021, the Agreements were extended for an additional three months period and thus till June 30, 2021.
In December 2019, the controlling person of the original counterparty, with which the Group has entered into the Agreements, was appointed as a Director to the Board of Directors of the Company. Accordingly, the counterparty became a related party of the Company.
The Agreements together with the Addendums satisfied the definition of derivative financial asset in accordance with IFRS 9 and were stated at fair value with any subsequent changes recognised in profit or loss. In addition, since the transaction price of the derivative financial asset differed from the fair value at origination and the fair value was based on a valuation technique using unobservable inputs, the difference between the transaction price and the fair value (Day 1 profit or loss) was deferred and amortized during the term of the Agreements.
The table below shows the movement of:

(i)	the profit or loss not recognised when the derivative financial asset was initially recognised (Day 1 profit or loss);

(ii)	net carrying amount presented in the consolidated statements of financial position; and

(iii)	Net changes in fair value on derivative financial asset presented in the consolidated statements of profit or loss and other comprehensive income

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net changes in fair value recognised in profit or loss
	HK$	HK$	HK$	HK$

At January 1, 2019	—	—	—	—
Initial transaction on April 1, 2019	355,294,216	(355,294,216)	—	—
Recogni s ed in profit and loss prior to contract renegotiation on July 1, 2019
- Changes in fair value	106,129,339	—	106,129,339	106,129,339
- Recognition of day 1 profit or loss	—	88,338,180	88,338,180	88,338,180

A t June 30, 2019	461,423,555	(266,956,036)	194,467,519	194,467,519
Contract renegotiation on July 1, 2019	115,758,384	(115,758,384)	—	—

A t July 1, 2019	577,181,939	(382,714,420)	194,467,519	194,467,519
Recogni s ed in profit and loss prior to contract renegotiation on September 30, 2019
- Changes in fair value	230,436,061	—	230,436,061	230,436,061
- Recognition of day 1 profit or loss	—	382,714,420	382,714,420	382,714,420

A t September 30, 2019	807,618,000	—	807,618,000	807,618,000
Contract renegotiation on September 30, 2019	1,538,635	(1,538,635)	—	—

At September 30, 2019	809,156,635	(1,538,635)	807,618,000	807,618,000
Recogni s ed in profit and loss prior to contract renegotiation on December 31, 2019
- Changes in fair value	356,063,365	—	356,063,365	356,063,365
- Recognition of day 1 profit or loss	—	1,538,635	1,538,635	1,538,635

A t December 31, 2019	1,165,220,000	—	1,165,220,000	1,165,220,000
Contract renegotiation on December 31, 2019	(17,847,221)	17,847,221	—	—

A t December 31, 2019	1,147,372,779	17,847,221	1,165,220,000	1,165,220,000

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net changes in fair value recognised in profit or loss
	HK$	HK$	HK$	HK$

A t December 31, 2019	1,147,372,779	17,847,221	1,165,220,000	—
Recogni s ed in profit and loss prior to contract renegotiation on March 31, 2020
- Changes in fair value	307,143,221	—	307,143,221	307,143,221
- Recognition of day 1 profit or loss	—	(17,847,221)	(17,847,221)	(17,847,221)

At March 31, 2020	1,454,516,000	—	1,454,516,000	289,296,000
Contract renegotiation on March 31, 2020	(17,215,921)	17,215,921	—	—

At March 31, 2020	1,437,300,079	17,215,921	1,454,516,000	289,296,000
Recognised in profit and loss prior to contract renegotiation on June 30, 2020
- Changes in fair value	(13,291,518)	—	(13,291,518)	(13,291,518)
- Partial settlement on June 26, 2020	(618,682,641)	—	(618,682,641)	—
- Gain related to disposed investment	106,059,881	—	106,059,881	—
- Recognition of day 1 profit or loss	—	(17,215,921)	(17,215,921)	(17,215,921)

At June 30, 2020	911,385,801	—	911,385,801	258,788,561
Contract renegotiation on June 30, 2020	(3,679,712)	3,679,712	—	—

At June 30, 2020	907,706,089	3,679,712	911,385,801	258,788,561
Recogni s ed in profit and loss prior to contract renegotiation on September 30, 2020
- Changes in fair value	93,693,124	—	93,693,124	93,693,124
- Recognition of day 1 profit or loss	—	(3,679,712)	(3,679,712)	(3,679,712)

At September 30, 2020	1,001,399,213	—	1,001,399,213	348,801,973
Contract renegotiation on Septemb er 3 0 , 2020	(3,040,097)	3,040,097	—	—

At September 30, 2020	998,359,116	3,040,097	1,001,399,213	348,801,973
Recognised in profit and loss prior to contract renegotiation on December 31, 2020
- Changes in fair value	25,543,450	—	25,543,450	25,543,450
- Recognition of day 1 profit or loss	—	(3,040,097)	(3,040,097)	(3,040,097)

A t December 31, 2020	1,023,902,566	—	1,023,902,566	371,305,326
Contract renegotiation on December 31, 2020	12,266,453	(12,266,453)	—	—

At December 31, 2020	1,036,169,019	(12,266,453)	1,023,902,566	371,305,326

As of December 31, 2020, the counterparty of the derivative contracts pledged certain listed securities as collateral in favour of the Company which had a market value of HK$2,860,797,360 (2019:HK$962,442,277).